EARNINGS PER SHARE - Summary of Calculation of Earnings per Share (Detail) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Apr. 30, 2021	Dec. 31, 2022 BRL (R$) R$ / shares shares	Dec. 31, 2021 BRL (R$) R$ / shares shares	Dec. 31, 2020 BRL (R$) R$ / shares shares
EARNINGS PER SHARE
Income attributable to holders of common shares of Company used in calculating basic earnings per share | R$		R$ 1,176,032	R$ 6,312,140	R$ 859,482
Dilutive effect of the share-based plan of subsidiaries | R$		(1,739)	(5,249)	(5,739)
Income attributable to holders of common shares of Company used in the calculation of diluted earnings per share | R$		R$ 1,174,293	R$ 6,306,891	R$ 853,743
Basic weighted average number of common shares outstanding		1,869,077,000	1,834,533,000	1,834,533,000
Dilutive effect of the share-based plan weighted average number of common shares outstanding		5,503,000	4,687,000	6,741,000
Diluted weighted average number of common shares outstanding		1,874,580,000	1,839,220,000	1,841,274,000
Basic earnings per share | R$ / shares		R$ 0.6292	R$ 3.4407	R$ 0.4685
Diluted earnings per share | R$ / shares		R$ 0.6264	R$ 3.4291	R$ 0.4637
Number of categories of potential dilutive effects		2
Anti-dilutive instruments excluded from computation of earnings per share		61,540,876	45,765,000
Stock Split, Conversion Ratio	0.25